Label	Element	Value
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	111.00%
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $519.46 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $608.52 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.40%)